Annual Total Returns- Vanguard SP Small-Cap 600 Index Fund (ETF) [BarChart] - ETF - Vanguard SP Small-Cap 600 Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.77%	16.18%	41.05%	5.61%	(2.05%)	26.44%	13.31%	(8.57%)	22.72%